Shareholders' Equity - Dividends (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dividends
Total dividends paid	€ (324,838,000)	€ (293,973,000)	€ (244,251,000)